DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair values of derivative instruments
Other Current Liabilities	$ 182,963	$ 1,271,592
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Other Assets - Current	1,639,337	2,910,301
Other Current Liabilities	$ 182,963	$ 1,271,592